COMMITMENTS AND CONTINGENT LIABILITIES (Schedule Of Minimum Future Payments Due Under Operating Leases) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Premises Leases [Member]
First year	$ 1,007
Second year	258
Third year	109
Fourth year	36
Fifth year and thereafter	108
Total minimum future payments	1,518
Other Agreements [Member]
First year	755
Second year	467
Third year	165
Fourth year	112
Fifth year and thereafter	101
Total minimum future payments	$ 1,600